Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

11. LEASES

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Right-of-use assets	3,739,296	2,867,003	400,497
Less: impairment	(1,857,761)	(634,377)	(88,617)
Right-of-use assets	1,881,535	2,232,626	311,880

Operating lease liabilities – current	812,669	1,151,799	160,897
Operating lease liabilities – non-current	1,898,004	1,647,201	230,101
Total operating lease liabilities	2,710,673	2,799,000	390,998

The movement of impairment of right-of-use assets is as follows:

	As of
	December 31,	December 31,
	2024	2024
	RMB	RMB	US$
Beginning balance	3,244,676	1,857,761	259,515
Derecognition	(1,386,915)	(1,223,384)	(170,898)
Ending balance	1,857,761	634,377	88,617

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2025 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.53
Weighted average discount rate	3.98%

A summary of lease expenses recognized in the consolidated statements of operations for the six months ended June 30, 2024 and 2025 and supplemental cash flow information related to operating leases were as follows:

	For six months ended June 30,
	2024	2025
	RMB	RMB	US$
Lease expense
Operating lease expense - third party	2,058,621	408,178	57,019
Short-term lease expense	7,615,047	10,642,261	1,486,640
Sublease income (1)	(3,056,058)	(6,302,264)	(880,377)
Total lease expense	6,617,610	4,748,175	663,282

Other information
Cash paid for operating leases	3,003,868	544,790	76,103
Right-of-use assets obtained in exchange for operating new lease liabilities	5,229,722	704,089	98,356

* (1)	For the six months ended June 30, 2024, the Group incurred sublease income of RMB 3,056,058, and sublease cost of RMB 2,913,502. For the six months ended June 30, 2025, the Group incurred sublease income of RMB 6,302,264 (US$880,377), and sublease cost of RMB 5,054,269 (US$706,042).

During the six months ended June 30, 2024 and 2025, the Group incurred total operating lease expenses of RMB 6,617,610 and RMB 4,748,175 (US$ 663,282), respectively.

The Company recognized a lease termination loss of RMB 310,673 and gain of RMB 107,025 (US$ 14,951), which is included in Lease termination loss/income on the Interim Condensed Consolidated Statement of Operations and Comprehensive Income / (Loss) for the six months ended June 30, 2024 and 2025, respectively, related to the early termination of warehouse and offices.

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2025:

Year	Amounts
	RMB	US$
Remainder of 2025	666,336	93,082
2026	1,233,085	172,252
2027	459,117	64,135
2028	272,250	38,031
2029	191,100	26,695
Thereafter	270,726	37,819
Total lease payments	3,092,614	432,014
Less: imputed interest	293,614	41,016
Total operating lease liabilities, net of interest	2,799,000	390,998